Income Tax - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movement of Valuation Allowance [Abstract]
Beginning balance	$ 137
Tax losses recognized	739	137
Ending balance	$ 876	$ 137